CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 13,979	$ 11,934
Trade accounts receivable	2,260	1,295
Contract Assets	4,091	5,035
Prepaid expenses and other	2,332	3,648
Government departments and agencies receivables	3,076	6,156
Related parties	75	157
Derivatives FPA	0	12,775
Promissory Notes	20,000	0
Inventory	1,475	831
Total current assets	47,288	41,831
NON-CURRENT ASSETS:
Other long-term receivables	2,000	0
Right-of-use assets, net	2,235	2,794
Property, plant and equipment, net	1,420	1,643
Investment in Jet Talk	1,551	1,777
Long term Deposits	208	203
Derivatives FPA	0	28,077
Total non-current assets	7,414	34,494
TOTAL ASSETS	54,702	76,325
CURRENT LIABILITIES:
Trade payables	1,378	1,459
Contract Liabilities	1,720	622
ESA advance payments	3,842	5,800
Prepayment from Customer	3,858	3,301	[1]
Advanced payments from MDA against future orders	28,138	8,875	[1]
Lease liabilities	639	1,021
Other accounts payable and accrued expenses	9,704	7,843
Related Parties	740	408
Total current liabilities	50,019	29,329
NON-CURRENT LIABILITIES:
Long term loans from financial institutions, net	59,792	54,926
Lease liabilities	2,067	2,280
Derivatives Instruments Liabilities	114	20,305
Other long-term liabilities	1,496	1,107
Total non-current liabilities	63,469	78,618
SHAREHOLDERS' DEFICIT:
Share Capital	0	0
Share Premium	451,093	446,488
Capital reserves	1,444	3,498
Accumulated deficit	(511,323)	(481,608)
Total shareholders' deficit	(58,786)	(31,622)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 54,702	$ 76,325

[1]	Reclassified